Revenue - Summary of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue [abstract]
Gold credit sales	$ 182,150	$ 149,511	$ 372,839	$ 268,708
Silver credit sales	86,542	90,826	170,251	156,005
Concentrate sales	24,749	16,255	37,698	36,753
Total silver sales	111,291	107,081	207,949	192,758
Palladium credit sales	4,210	4,879	8,887	9,614
Cobalt sales	1,413	3,501	6,195	8,357
Total sales revenue	$ 299,064	$ 264,972	$ 595,870	$ 479,437
Gold
Gold credit sales	61.00%	56.00%	63.00%	56.00%
Silver
Silver credit sales	29.00%	35.00%	29.00%	32.00%
Concentrate sales	8.00%	6.00%	6.00%	8.00%
Total silver sales	37.00%	41.00%	35.00%	40.00%
Palladium
Palladium credit sales	1.00%	2.00%	1.00%	2.00%
Cobalt sales	1.00%	1.00%	1.00%	2.00%
Total sales revenue	100.00%	100.00%	100.00%	100.00%